Price Risk Management Assets And Liabilities (Offsetting Agreements Netting Table) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Asset Derivatives	$ 770	$ 320
Derivative Liability, Fair Value, Gross Liability	(771)	(389)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(14)	(37)
Derivative Liability, Fair Value, Amount Offset Against Collateral	(3)	91
Netting [Member]
Asset Derivatives	697	306
Derivative Liability, Fair Value, Gross Liability	(597)	(356)
Derivative Asset, Fair Value, Gross Liability	(19)	(36)
Derivative Liability, Fair Value, Gross Asset	19	36
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	683	269
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(600)	(265)
Netting [Member] | Bi-lateral contracts [Member]
Asset Derivatives	23	42
Derivative Liability, Fair Value, Gross Liability	(23)	(38)
Netting [Member] | Broker cleared derivative contracts [Member]
Asset Derivatives	674	264
Derivative Liability, Fair Value, Gross Liability	(574)	(318)
Netting [Member] | Asset Fair Value, Netting Offset [Member]
Payments on Margin Deposits	5	(1)
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	87	51
Netting [Member] | Liability Fair Value, Netting Offset [Member]
Payments on Margin Deposits	(22)	55
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	$ (171)	$ (124)